SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentration (Policies)	Dec. 31, 2021
Nine-months Ended September 30
Concentration	Concentration There is no concentration of revenue for the nine months ended September 30, 2021 and for the nine months ended September 30, 2022 because the revenue was earned from multiple customers.
Year Ended December 31
Concentration	Concentration There is no concentration of revenue for the months ended December 31, 2020 and for the months ended December 31, 2021 because the revenue was earned from multiple customers.